Other Real Estate Owned	12 Months Ended
Dec. 31, 2022
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Real Estate Owned
The Bank owned $120,000 and $130,000 in OREO at December 31, 2022 and 2021, respectively. Transactions in OREO for the years indicated are summarized as follows:

(Dollars in thousands)	2022	2021
Balance, beginning of year	$130	$499
Additions	—	—
Sales	—	(349)
Write-downs	(10)	(20)
Balance, end of year	$120	$130
There were no sales of OREO properties during the year ended December 31, 2022 compared to two OREO properties sold during the year ended December 31, 2021 for gross proceeds of $454,000, which resulted in a related gain on sale of OREO in the amount of $105,000.